LEASING	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Leasing	NOTE 11 – LEASING
TORM leases office buildings, some vehicles, and other administrative equipment. Except for short-term leases and leases of low-value assets, each lease is reflected on the balance sheet as a right-of-use asset with a corresponding lease liability. The right-of-use assets are included in the financial statement line item in which the corresponding underlying assets would be presented if they were owned.
Please refer to Note 10.
As of December 31, 2024, TORM had recognized the following right-of-use assets:

USDm	Land and buildings	Other plant and operating equipment
Cost:
Balance as of January 01, 2024	14.6	1.5
Exchange rate adjustments	(0.2)	—
Additions	5.6	—
Disposals	(2.4)	(0.3)
Balance as of December 31, 2024	17.6	1.2

Depreciation:
Balance as of January 01, 2024	9.1	0.7
Exchange rate adjustment	0.2	—
Disposals	(2.3)	(0.3)
Depreciation for the year	2.5	0.3
Balance as of December 31, 2024	9.5	0.7

Carrying amount as of December 31, 2024	8.1	0.5

USDm	Land and buildings	Other plant and operating equipment
Cost:
Balance as of January 01, 2023	12.0	1.3
Exchange rate adjustments	(0.2)	0.1
Additions	4.4	0.1
Disposals	(1.6)	—
Balance as of December 31, 2023	14.6	1.5

Depreciation:
Balance as of January 01, 2023	8.2	0.4
Exchange rate adjustments	—	(0.1)
Disposals	(1.6)	—
Depreciation for the year	2.5	0.4
Balance as of December 31, 2023	9.1	0.7

Carrying amount as of December 31, 2023	5.5	0.8
NOTE 11 – continued

USDm	Land and buildings	Other plant and operating equipment
Cost:
Balance as of January 01, 2022	10.9	0.7
Exchange rate adjustments	(0.3)	—
Additions	0.3	0.1
Additions from business combinations	1.1	0.9
Disposals	—	(0.4)
Balance as of December 31, 2022	12.0	1.3

Depreciation:
Balance as of January 01, 2022	6.1	0.5
Disposals	—	(0.3)
Depreciation for the year	2.3	0.2
Balance as of December 31, 2022	8.2	0.4

Carrying amount as of December 31, 2022	3.8	0.9
The table below describes the nature of the Group’s leasing activities by type of right-of-use assets recognized on the balance sheet as of
December 31, 2024:

	Land and buildings		Other plant and operating equipment
No. of right-of-use assets leased	16		6
Range of remaining term	0 - 5	years	0 - 2	years
Average remaining lease term	2.7	years	2.1	years
No. of leases with extension options	12		6
No. of leases with options to purchase	0		1
No. of leases with termination options	12		8
Lease liabilities regarding right-of-use assets are included on the balance sheet under “Borrowings”.

USDm	2024	2023	2022
Maturity analysis - contractual undiscounted cash flow
Less than one year	3.1	2.9	2.7
One to five years	7.2	4.7	2.6
More than five years	—	—	—
Total undiscounted lease liabilities as of December 31	10.3	7.6	5.3

Lease liabilities included under “Borrowings” as of December 31	8.6	6.6	5.0

Non-current	6.4	4.1	2.5
Current	2.2	2.5	2.5
NOTE 11 – continued
Extension and termination options are included in several leases in order to optimize operational flexibility in terms of managing contracts. The lease term determined by TORM is the non-cancellable period of a lease, together with any extension/termination options if these are/are not reasonably certain to be exercised.
Lease payments not recognized as a liability
TORM has elected not to recognize a lease liability for short-term leases (leases of an expected term of 12 months or less) or for leases of low-value assets. Payments made under such leases are expensed on a straight-line basis. The expenses relating to payments not recognized as a lease liability are insignificant.
Cash outflow for leases
The total cash outflow for leases amounts to USD 3.6m (2023: USD 3.2m, 2022: USD 2.7m).
Accounting policies
TORM assesses whether a contract is or contains a lease at inception of the contract and recognizes right-of-use assets and corresponding lease liabilities at the lease commencement date, except for short-term leases and leases of low value. For these leases,
TORM recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease.
Agreements to charter in vessels and to lease land and buildings and other plant and operating equipment for which TORM substantially has the control are recognized on the balance sheet as right-of-use assets and initially measured at cost, which comprises the initial amount of the lease liabilities adjusted for any lease payments made at or before the commencement date. Subsequently the right-of-use assets are measured at cost less accumulated depreciation and impairment losses. The right-of-use assets are depreciated and written down under the same accounting policy as the assets owned by the Company or over the lease period depending on the lease terms.
The corresponding lease obligation is recognized as a liability in the balance sheet under “Borrowings” and initially measured at the present value of the lease payments that are not paid at the commencement date. The Company uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. Subsequently lease liabilities are measured at amortized cost using the effective interest method, where the lease liabilities are remeasured when there is a change in future lease payments.
Leases to charter out vessels are classified as operating leases as the leases are short-term in nature and usually less than one year.
Chartered-out vessels are presented as part of Vessels and capitalized dry-docking. Please refer to Note 6. The lease income is recognized in the income statement on a straight-line basis over the lease term.
Following a sale transaction, for agreements to immediately charter in the related vessels (sale and leaseback) but for which TORM maintains substantially all the risks and rewards incidental to economic ownership including repurchase options at lower value that the initial sales price, the proceeds received are presented as a financial liability in “Borrowings”. No gain or loss is recorded, and the asset remains recognized on the balance sheet under Vessels and capitalized dry-docking.